Concentration Risk (Details)	12 Months Ended
Dec. 31, 2012
Revenue Concentration By Customer [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%
Federated Prime Obligations Fund [Member] | Revenue Concentration By Investment Fund [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	11.00%
Federated Kaufmann Fund [Member] | Revenue Concentration By Investment Fund [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%